Financial Instruments	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]

32. Financial Instruments

The following table categorizes the Company’s derivative financial assets and liabilities and their estimated fair values which are recorded as other assets or other liabilities on the Company’s balance sheet.

	December 31, 2014	December 31, 2013
Financial assets
Derivatives not designated in a hedging relationship
Current - commodity swaps	$-	$2,149
Long-term - commodity swaps	$-	$670
Long-term - interest rate swaps	$5,315	$19,199

Financial liabilities
Derivatives not designated in a hedging relationship
Current - interest rate swaps	$13,174	$9,863
Long-term - interest rate swaps	$10,041	$9,870
Current - commodity swaps	$3,384	$-
Current - wood waste supply agreement	$-	$208
Long-term - wood waste supply agreement	$-	$598

The following tables outline the hierarchical measurement categories for various financial assets and liabilities. As at December 31, 2014 and December 31, 2013, financial assets and liabilities measured on a recurring basis had the following estimated fair values expressed on a gross basis:

			December 31, 2014
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Cash and cash equivalents	$41,636	$-	$-	$41,636
Funded landfill post-closure costs	11,365	-	-	11,365
Other assets - interest rate swaps	-	5,315	-	5,315
Other liabilities - commodity swaps	-	-	(3,384)	(3,384)
Other liabilities - interest rate swaps	-	(23,215)	-	(23,215)
	$53,001	$(17,900)	$(3,384)	$31,717

			December 31, 2013
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Cash and cash equivalents	$31,980	$-	$-	$31,980
Funded landfill post-closure costs	10,690	-	-	10,690
Other assets - commodity swaps	-	-	2,819	2,819
Other assets - interest rate swaps	-	19,199	-	19,199
Other liabilities - interest rate swaps	-	(19,733)	-	(19,733)
Other liabilities - wood waste supply agreement	-	-	(806)	(806)
	$42,670	$(534)	$2,013	$44,149

The following table outlines the change in estimated fair value for recurring Level 3 financial instrument measurements for the years ended December 31, 2014 and 2013, respectively:

	December 31
Significant unobservable inputs (Level 3)	2014	2013

Balance, beginning of year	$2,013	$2,064
Realized gains included in the statement of operations, during the year	883	1,308
Unrealized (losses) gains included in the statement of operations, during the year	(6,081)	867
Unrealized gains (losses) included in accumulated other comprehensive loss, during the year	643	(913)
Settlements	(883)	(1,308)
Foreign currency translation adjustment	41	(5)
Balance, end of year	$(3,384)	$2,013

Fair value

Cash equivalents are invested in a money market account offered through a Canadian financial institution. The estimated fair value of cash equivalents is equal to its carrying amount.

Funded landfill post-closure costs are invested in Bankers’ Acceptances, offered through Canadian financial institutions, or Government of Canada treasury bills. The estimated fair value of these investments is supported by quoted prices in active markets for identical assets.

The estimated fair values of financial instruments are calculated using available market information, commonly accepted valuation methods and third-party valuation specialists. Considerable judgment is required to interpret market information to develop these estimates. Accordingly, these fair value estimates are not necessarily indicative of the amounts the Company, or counter-parties to the instruments, could realize in a current market exchange. The use of different assumptions and or estimation methods could have a material effect on these fair values.

The Company’s interest rate swaps are recorded at their estimated fair values based on quotes received from financial institutions that trade these contracts. The Company verifies the reasonableness of these quotes by comparing them to its own calculation of fair value. The Company uses all of this information to derive its fair value estimates. The use of different assumptions and or estimation methods could have a material effect on these fair values.

The estimated fair values of commodity swaps are determined by applying a discounted cash flow methodology. This methodology uses the forward index curve and the risk-free rate of interest, on a basis consistent with the underlying terms of the agreements, to discount the commodity swaps.  Financial institutions are the sources of the forward index curve and risk-free rate of interest. The use of different assumptions and or estimation methods could have a material effect on these fair values.

The Company’s foreign currency exchange agreements, when applicable, are recorded at their estimated fair value based on quotes received from the financial institution that the Company has entered into the agreement with. The Company verifies the reasonableness of the quotes by comparing them to the period end foreign currency exchange rate plus a forward premium. The use of different assumptions and or estimation methods could result in differing fair values which the Company believes would not be material.

The fair value of the Company’s embedded derivative from its wood waste supply agreement was determined by applying a discounted cash flow methodology. This methodology used electricity generator and Ultra Low Sulfur Diesel forward index curves and the risk-free rate of interest, on a basis consistent with the underlying terms of the agreement. The Company employed a third-party, who is not a counter-party, to independently value the embedded derivative and the Company used this information to derive its fair value estimate. The use of different assumptions and or estimation methods could have resulted in differing fair values which the Company believes would not be material. In April 2014, the wood waste supply agreement was amended and the embedded derivative contained in the original agreement was eliminated.

Hedge accounting

The Company had designated certain commodity swaps as cash flow hedges. The following tables outline changes in the fair value of commodity swaps designated as cash flow hedges and their impact on other comprehensive income or loss, net of the corresponding income tax effect, for the years ended December 31, 2014 and 2013.

	December 31
	2014	2013

Derivatives designated as cash flow hedges, net of income tax
Other comprehensive loss, commodity swaps	$-	$(1,051)
Total other comprehensive loss, net of income tax	$-	$(1,051)

	December 31
	2014	2013

Reclassifications from accumulated other comprehensive income or loss to net income or loss
Gains on cash flow hedges:
Commodity swaps - recorded in operating expenses	$643	$704
Income tax - recorded in income tax expense or recovery	(225)	(247)
Total amount reclassified from accumulated other comprehensive income or loss	$418	$457

The Company measured and recorded any ineffectiveness on commodity swaps representing the difference between the underlying index price and the actual price of diesel fuel purchased. Gains or losses were reclassified to operating expenses as diesel fuel was consumed.

Interest rate, commodity swaps and foreign currency exchange agreements

The Company is subject to credit risk on certain interest rate, commodity swaps and foreign currency exchange agreements (collectively the “agreements”), as applicable. The Company has entered into interest rate swaps to reduce its exposure to interest rate volatility on consolidated credit facility advances. In addition, the Company has entered into commodity swaps for a portion of the diesel fuel consumed in its Canadian and U.S. operations. The Company has also entered into foreign currency exchange agreements, from time to time, to mitigate the risk of foreign currency fluctuations on amounts repayable under its consolidated credit facility and amounts payable for goods or services received that are payable in a currency that is other than the operating entities’ primary operating currency.

The Company’s corporate treasury function is responsible for arranging all agreements and the Audit Committee is responsible for approving certain agreements. Suitable counterparties identified by the Company’s treasury function are approved by the Audit Committee. The Company will only enter into agreements with highly rated and experienced counterparties who have successfully demonstrated that they are capable of executing these arrangements. If the counterparties’ credit rating, prepared by reputable third-party rating agencies, is downgraded, the Company’s treasury function will review the agreement and assess if its exposure to the counterparty can be collateralized or if the agreement should be terminated. The Company’s treasury function also prepares a report, at least once annually, to the Company’s Audit Committee which outlines the key terms of its agreements, fair values, counterparties and each counterparty’s most recent credit rating, and, when applicable, changes to the risks related to each agreement.

The Company’s maximum exposure to credit risk is equal to the fair value of interest rate, commodity swaps and foreign currency exchange agreements, as applicable, recorded in other assets on the Company’s balance sheet. The Company holds no collateral or other credit enhancements as security over these agreements. The Company deems the agreements’ credit quality to be high in light of its counterparties and no amounts are either past due or impaired. In all instances, the Company’s risk management objective is to mitigate its risk exposures to a level consistent with its risk tolerance.

The Company has entered into the following commodity and interest rate swap agreements which are outlined in the tables below:

U.S. fuel hedges
Date entered	Notional amount (gallons per month expressed in gallons)	Diesel rate paid (expressed in dollars)	Diesel rate received variable	Effective date	Expiration date

June 21, 2012	150,000	$3.62	Diesel Fuel Index	January 1, 2015	December 31, 2015
June 1, 2012	150,000	$3.72	Diesel Fuel Index	January 1, 2015	December 31, 2015

Canadian fuel hedges
Date entered	Notional amount (litres per month expressed in litres)	Diesel rate paid (expressed in C$)	Diesel rate received variable	Effective date	Expiration date

June 4, 2012	520,000	$0.57	NYMEX WTI Index	January 1, 2015	December 31, 2015

Interest rate swaps
Date entered	Notional amount	Fixed interest rate (plus applicable margin)	Variable interest rate received	Effective date	Expiration date

August 30, 2013	$35,000	2.97%	0.23%	September 30, 2013	September 29, 2023
August 30, 2013	$40,000	2.96%	0.23%	September 30, 2013	September 29, 2023
September 6, 2013	$25,000	1.10%	0.23%	September 30, 2013	September 30, 2016
September 6, 2013	$25,000	1.10%	0.23%	September 30, 2013	September 30, 2016
September 6, 2013	$25,000	1.95%	0.23%	September 30, 2013	September 28, 2018
September 6, 2013	$25,000	1.95%	0.23%	September 30, 2013	September 28, 2018
September 19, 2013	$25,000	2.30%	0.23%	September 30, 2013	September 30, 2020
September 19, 2013	$25,000	2.30%	0.23%	September 30, 2013	September 30, 2020
September 24, 2013	$25,000	1.60%	0.23%	September 30, 2013	September 28, 2018
September 24, 2013	$25,000	1.60%	0.23%	September 30, 2013	September 28, 2018
October 21, 2013	$25,000	1.51%	0.23%	October 31, 2013	September 28, 2018
October 21, 2013	$25,000	1.53%	0.23%	October 31, 2013	September 28, 2018
October 25, 2013	$15,000	2.65%	0.23%	October 31, 2013	September 29, 2023
October 25, 2013	$20,000	2.64%	0.23%	October 31, 2013	September 29, 2023
November 5, 2013	$25,000	1.50%	0.23%	November 7, 2013	September 28, 2018
November 5, 2013	$25,000	1.50%	0.23%	November 7, 2013	September 28, 2018
December 11, 2013	$20,000	2.18%	0.23%	December 13, 2013	September 30, 2020
December 11, 2013	$20,000	2.17%	0.23%	December 13, 2013	September 30, 2020
December 30, 2013	$10,000	2.96%	0.23%	January 2, 2014	September 29, 2023
December 30, 2013	$15,000	0.75%	0.23%	January 2, 2014	September 30, 2016
December 30, 2013	$15,000	0.79%	0.23%	January 2, 2014	September 30, 2016
December 30, 2013	$15,000	1.62%	0.23%	January 2, 2014	September 28, 2018
December 30, 2013	$30,000	1.66%	0.23%	January 2, 2014	September 28, 2018
March 4, 2014	$25,000	2.25%	0.23%	March 31, 2014	March 31, 2021
March 4, 2014	$25,000	2.26%	0.23%	March 31, 2014	March 28, 2024
March 4, 2014	$25,000	2.25%	0.23%	March 31, 2014	March 31, 2021
March 4, 2014	$25,000	2.78%	0.23%	March 31, 2014	March 28, 2024
March 17, 2014	$20,000	1.67%	0.23%	March 31, 2014	March 29, 2019
March 17, 2014	$20,000	1.67%	0.23%	March 31, 2014	March 29, 2019
March 17, 2014	$20,000	2.27%	0.23%	March 31, 2014	March 31, 2021
March 17, 2014	$20,000	2.26%	0.23%	March 31, 2014	March 31, 2021
March 17, 2014	$30,000	2.79%	0.23%	March 31, 2014	March 28, 2024
March 28, 2014	$35,000	1.64%	0.23%	March 31, 2014	September 30, 2018
March 28, 2014	$25,000	1.03%	0.23%	March 31, 2014	March 31, 2017
July 24, 2014	$20,000	2.65%	0.23%	July 31, 2014	June 28, 2024

The contractual maturities of the Company’s derivatives are as follows:

				December 31, 2014
		Payments due
	Total	Less than 1 year	1-3 years	4-5 years	After 5 years

Derivative
Interest rate swaps	$23,392	$13,173	$8,078	$1,496	$645
Commodity swaps	$3,384	$3,384	$-	$-	$-

Unrealized amounts recorded to net gain or loss on financial instruments for the years ended December 31, 2014 and 2013 are as follows:

	December 31
	2014	2013

Net loss (gain) on financial instruments
Funded landfill post-closure costs	$(94)	$(87)
Interest rate swaps	18,227	(3,251)
Fuel hedges	6,862	(1,699)
Wood waste supply agreement	(781)	832
Foreign currency exchange agreements	-	(77)
	$24,214	$(4,282)

Estimated fair value

The carrying value of cash and cash equivalents, accounts receivable, accounts payable and accrued charges approximates its fair value due to the relatively short-term maturities of these instruments. Funded landfill post-closure costs and derivative financial instruments are recorded on the balance sheet at fair value.

At December 31, 2014, the estimated fair value of other receivables applying an interest rate consistent with the credit quality of the instrument is $5,976 (December 31, 2013 - $68), compared to the carrying amount of $5,507 (December 31, 2013 - $68 ).

At December 31, 2014, the estimated fair value of net assets held for sale is approximately $76,300, compared to a carrying amount of $61,016 .

At December 31, 2014, the fair value of long-term debt, excluding the term B facility, approximates its carrying amount as the Company believes that renegotiation of this variable rate long-term debt would result in similar pricing to that which it currently enjoys. Accordingly, because the Company’s variable rate facilities are non-amortizing and the Company’s credit spreads have remained principally unchanged, the current carrying amount of the Company’s variable rate long-term debt approximates its fair value.

At December 31, 2014, the estimated fair value of the term B facility is approximately $570,600 (December 31, 2013 - $576,400) compared to its carrying amount of $488,520 (December 31, 2013 - $493,052).